GOLDMAN SACHS TRUST

Goldman Sachs Financial Square Funds

Administration Shares, Capital Shares, Cash Management Shares, FST Shares, Preferred Shares, Premier Shares, Resource Shares, Select Shares and Service Shares

of the

Goldman Sachs Financial Square Federal Fund (“Federal Fund”)

Goldman Sachs Financial Square Tax-Free Money Market Fund (“Tax-Free Fund”)

(the “Funds”)

Supplement dated January 20, 2015 to the

Prospectuses and Summary Prospectuses, each dated December 29, 2014

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

On January 16, 2015, the Funds were approved by the Federal Reserve Bank of New York (“FRBNY”) to participate in the FRBNY Repurchase Agreement Program (the “Program”). Under the Program, the Funds are permitted to enter into repurchase agreements with the FRBNY. However, the Funds will not begin making such investments until February 17, 2015. The Funds consider repurchase agreements with the FRBNY to be U.S. Government securities for purposes of the Investment Company Act of 1940. In addition, the Federal Fund has changed its investment policy to clarify the types of U.S. Government securities in which the Fund may invest.

Accordingly, effective February 17, 2015, the Funds’ Prospectuses and Summary Prospectuses are revised as follows:

The first sentence under the “Goldman Sachs Federal Fund—Summary—Principal Strategy” section of each Prospectus and the Federal Fund’s Summary Prospectus, is hereby replaced with the following:

The Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

The second sentence of the first paragraph under: (1) the “Goldman Sachs Tax-Free Money Market Fund—Summary—Principal Strategy” section of each Prospectus and the Tax-Free Fund’s Summary Prospectus and (2) the “Investment Management Approach—Principal Investment Strategies—Tax-Free Money Market Fund” section of each Prospectus, is replaced with the following:

The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes.

The first sentence under the “Investment Management Approach—Principal Investment Strategies—Federal Fund” section of each Prospectus, is hereby replaced with the following:

The Federal Fund pursues its investment objective by investing only in “government securities,” as such term is defined in or interpreted under the Investment Company Act. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities (“U.S. Government Securities”).

The following replaces any information under the “Repurchase Agreements” column and the “Federal Fund” row in the “Investment Management Approach—Investment Practices and Securities” table of each Prospectus:

¢	[14]

The following replaces any information under the “Miscellaneous” column and the “Federal Fund” row in the “Investment Management Approach—Investment Practices and Securities” table of each Prospectus:

The Fund may hold obligations of the Federal Reserve Bank of New York subject to state taxation. Reverse repurchase agreements not permitted.

The following is added under the “Repurchase Agreements” column and the “Tax-Free Fund” row in the “Investment Management Approach—Investment Practices and Securities” table of each Prospectus:

¢

The following footnotes are added under the “Investment Management Approach—Investment Practices and Securities—Investment Policies Matrix”:

[14]	The Federal Fund may only enter into repurchase agreements with the Federal Reserve Bank of New York.

The following replaces footnote 5 under the “Investment Management Approach—Investment Practices and Securities—Investment Policies Matrix”:

[5]	The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes.

This Supplement should be retained with your Prospectus and Summary Prospectus for future reference.

FSQFRBNYSTK 1-15